Prepaid Expenses and Other Current Assets, Net (Details)	6 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Loans mature	1 year
Interest rate	8.00%
Loan exceeding of current assets, percentage	5.00%